Notes Payable - Schedule of Maturities on Notes Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2017		$ 4,537
2018	460,000	554,915
2019		4,690
Thereafter
Total	$ 460,000	$ 564,142